CONVERTIBLE NOTES (Tables)	12 Months Ended
Dec. 31, 2022
CONVERTIBLE NOTES
Summary of changes in convertible debt, net of unamortized discount

	2022
Balance at January 1,	RMB	92,848,377
Issuance of convertible debt, face value		37,199,800
Debt discount from issuance/sale of ADS shares		—
Debt discount from derivative liability (embedded conversion option)		(37,199,800)
Debt discount from extension fee		(2,940,840)
Deferred financing fees		(3,483,254)
Repayment of convertible debt		—
Conversion of convertible debt into ordinary shares		(50,182,932)
Amortization of debt discount		16,607,603
Exchange rate change on convertible notes face value		8,135,104
Convertible debt, net at December 31,	RMB	60,984,058

Summary of convertible notes outstanding

	December 31, 2022				December 31, 2021
			Accrued				Accrued
	Principal		Interest		Principal		Interest
August 2022 $5,500,000 Notes convertible into ADS common stock, 6% interest, due August 2023	RMB	37,199,800	RMB	911,140	RMB	—		—
March 2021 $20,000,000 Notes convertible into ADS common stock, 6% interest, due March 2024	RMB	129,956,000	RMB	12,013,055	RMB	129,956,000	RMB	6,201,653
February 2021 $5,000,000 Notes convertible into ADS common stock at $14.00 per share, 6% interest, due February 2022		—		—	RMB	32,195,500	RMB	12,388,301
Repayment of convertible debt	RMB	(57,914,207)	RMB	(11,853,771)	RMB	(39,926,775)	RMB	(17,652,626)
Exchange rate change on convertible notes face value	RMB	5,838,382	RMB	—	RMB	(2,296,722)	RMB	—
Total Convertible Notes Payable, Net	RMB	115,079,975	RMB	1,070,424	RMB	119,928,003	RMB	937,328
Less: Debt Discount		(54,095,917)		—		(27,079,626)		—
	RMB	60,984,058	RMB	1,070,424	RMB	92,848,377	RMB	937,328